Schedule of Prepayment Premium (Details) - Secured Debt [Member]	Apr. 30, 2024
Within 12 Months
Debt Instrument [Line Items]
Debt instrument, prepayment premium rate	3.00%	[1]
12 to 24 Months
Debt Instrument [Line Items]
Debt instrument, prepayment premium rate	3.00%
24 to 36 Months
Debt Instrument [Line Items]
Debt instrument, prepayment premium rate	2.00%
36 to 48 Months
Debt Instrument [Line Items]
Debt instrument, prepayment premium rate	1.00%
After 48 Months
Debt Instrument [Line Items]
Debt instrument, prepayment premium rate	0.00%

[1]	“Make-Whole Amount” is equal to the sum of the remaining scheduled interest payments through the 12-month anniversary of the closing date of each respective loan.